Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory [Abstract]
Fuel	$ 213	$ 180
Raw Materials	241	216
Emission Credits	20	22
Inventory, Net, Total	$ 474	$ 418